Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Balances and Transactions (Details) [Line Items]
Balance due from related party	$ 622,222
Guangzhou Powerbridge Blockchain [Member]
Related Party Balances and Transactions (Details) [Line Items]
Consulting fee prepayment		$ 121,144
Balance due from related party	129,254
Hengqin Baisheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Consulting fee prepayment		685,167
Guangzhou Powerbridge Blockchain Co., Ltd. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Balance due from related party	129,254
Hengqin Baisheng Investment, GP [Member]
Related Party Balances and Transactions (Details) [Line Items]
Balance due from related party	622,222
Mr. Zongbo Jiang [Member]
Related Party Balances and Transactions (Details) [Line Items]
Advanced to related party	30,651	370,000
Ling Lor [Member]
Related Party Balances and Transactions (Details) [Line Items]
Due to related party	71,020
Unpaid expeses	8,855	$ 6,538
Hong Yu [Member]
Related Party Balances and Transactions (Details) [Line Items]
Unpaid expeses	$ 62,165